UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : June 30, 2000
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management
Address: 3000 Sand Hill Road
	 Bldg 4-235
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	July 20, 2000



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 65

Form 13F Information Table Value Total : $429,679








                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     2130    48000 SH       SOLE                    48000
Accrue Software                COM              00437W102    11979   337440 SH       SOLE                   337440
Advent Software                COM              007974108    15828   245400 SH       SOLE                   245400
Agile Software Corp.           COM              00846X105    28317   400596 SH       SOLE                   400596
Alteon Web Systems             COM              02145A109    21441   214272 SH       SOLE                   214272
Amazon.com                     COM              023135106     4757   131000 SH       SOLE                   131000
Applied Imaging                COM              03820G106       68    30000 SH       SOLE                    30000
ArthroCare Corp.               COM              043136100      932    17500 SH       SOLE                    17500
Aspect Communications          COM              04523Q102    10484   266692 SH       SOLE                   266692
Aspen Technology               COM              045327103    10726   278600 SH       SOLE                   278600
BP Amoco PLC                   COM              055622104     1079    19054 SH       SOLE                    19054
Berkshire Hathaway Class A     COM              084670108      807       15 SH       SOLE                       15
Berkshire Hathaway Class B     COM              084670207     1007      572 SH       SOLE                      572
Brocade Communications         COM              111621108     8826    48100 SH       SOLE                    48100
C-Cube Microsystems            COM              12501n108    12568   640400 SH       SOLE                   640400
CAIS Internet, Inc.            COM              12476q102     3635   258500 SH       SOLE                   258500
CNET Networks Inc.             COM              12613R104     9007   366700 SH       SOLE                   366700
Career Builder, Inc.           COM              141684100     2444   737800 SH       SOLE                   737800
Carrier Access                 COM              144460102      529    10000 SH       SOLE                    10000
Celeritek, Inc.                COM              150926103     1633    40000 SH       SOLE                    40000
Concord EFS                    COM              206197105    15902   611600 SH       SOLE                   611600
Critical Path                  COM              22674V100      705    12094 SH       SOLE                    12094
Digital Generation             COM              253921100     5217   772939 SH       SOLE                   772939
E-Stamp Corporation            COM              269154100       57    30310 SH       SOLE                    30310
E-Toys                         COM              297862104     1107   174500 SH       SOLE                   174500
Echelon Corporation            COM              27874N105     1304    22500 SH       SOLE                    22500
Electronic Arts                COM              285512109    14483   198568 SH       SOLE                   198568
General Electric               COM              369604103     2927    56016 SH       SOLE                    56016
General Mills                  COM              370334104      510    13336 SH       SOLE                    13336
Halliburton Co.                COM              406216101      472    10000 SH       SOLE                    10000
IBM                            COM              459200101     2580    23616 SH       SOLE                    23616
Inhale Therapeutic Systems     COM              457191104     9335    92000 SH       SOLE                    92000
Inktomi                        COM              457277101     8963    75800 SH       SOLE                    75800
Intel Corp.                    COM              458140100     6911    51696 SH       SOLE                    51696
Intuit                         COM              461202103    16480   398300 SH       SOLE                   398300
JDS uniphase corp.             COM              46612J101     6713    56000 SH       SOLE                    56000
Johnson & Johnson              COM              478160104     1743    17344 SH       SOLE                    17344
Juniper Networks               COM              48203r104     7358    50550 SH       SOLE                    50550
Linear Technology              COM              535678106    23670   370201 SH       SOLE                   370201
MedicaLogic                    COM              584642102     2724   294445 SH       SOLE                   294445
Micro Therapeutics             COM              59500W100      200    39000 SH       SOLE                    39000
Millennium Pharm.              COM              599902103     8995    80400 SH       SOLE                    80400
Molecular Devices              COM              60851C107    13314   192433 SH       SOLE                   192433
Netcentives, Inc.              COM              64108P101     9506   510413 SH       SOLE                   510413
Oakwood Homes Corporation      COM              674098108       56    30624 SH       SOLE                    30624
PMC-Sierra Inc                 COM              69344F106    15459    87000 SH       SOLE                    87000
Packeteer, Inc.                COM              695210104      291    10000 SH       SOLE                    10000
Pfizer, Inc.                   COM              717081103     2964    62400 SH       SOLE                    62400
ProBusiness                    COM              742674104     8072   303900 SH       SOLE                   303900
Project Software               COM              74339P101     3226   179200 SH       SOLE                   179200
Proxim                         COM              744284100     8907    90000 SH       SOLE                    90000
Quick Logic                    COM              74837P108     1790    80441 SH       SOLE                    80441
Rambus                         COM              750917106    22475   218200 SH       SOLE                   218200
Rouse Co.                      COM              779273101      260    10500 SH       SOLE                    10500
Royal Dutch Petrol             COM              780257804      246     4000 SH       SOLE                     4000
Schering-Plough                COM              806605101     3200    63200 SH       SOLE                    63200
Schlumberger Ltd.              COM              806857108      597     8000 SH       SOLE                     8000
Siebel                         COM              826170102    24076   147200 SH       SOLE                   147200
Target CP                      COM              239753106     1782    30720 SH       SOLE                    30720
Vertex Pharm.                  COM              92532F100     8842    83910 SH       SOLE                    83910
Vignette Corp.                 COM              926734104     4681    90000 SH       SOLE                    90000
Webmethods                     COM              94768c108     1572    10000 SH       SOLE                    10000
Webvan                         COM              94845V103     4158   571000 SH       SOLE                   571000
Yahoo                          COM              984332106     7655    61800 SH       SOLE                    61800
Berkeley HeartLab warrants                                       0 91666.00 SH       SOLE                 91666.00